DEBT FACILITIES - Long-term Debt (Details) $ in Millions, $ in Millions	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 308.9		$ 214.6
Non-current	2,765.4		3,035.5
U.S. dollar, fixed rate - 3.60% to 4.90%
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 933.0
Current	190.5		18.5
Non-current	$ 1,068.8		$ 1,257.9
U.S. dollar, fixed rate - 3.60% to 4.90% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.60%	3.60%
U.S. dollar, fixed rate - 3.60% to 4.90% | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	4.90%	4.90%
Canadian dollar, Series 1, fixed rate - 5.541%
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	5.541%	5.541%	5.541%
Notional amount	$ 400.0		$ 400.0
Current	0.0		0.0
Non-current	$ 397.5		0.0
Canadian dollar, fixed rate - 4.15%
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	4.15%	4.15%
Notional amount	$ 21.5
Current	12.9		2.9
Non-current	8.6		21.4
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 125.0
Current	0.0		67.0
Non-current	168.9		405.4
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount	23.9
Current	5.6		5.6
Non-current	18.3		23.8
Other
Disclosure of detailed information about borrowings [line items]
Current	14.3		15.2
Non-current	32.8		47.4
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Current	30.2		55.7
Non-current	368.2		241.3
Other
Disclosure of detailed information about borrowings [line items]
Current	25.0		25.5
Non-current	128.5		133.4
Canadian dollar
Disclosure of detailed information about borrowings [line items]
Current	30.4		24.2
Non-current	543.8		471.9
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current	0.0		0.0
Non-current	0.0		433.0
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current	0.0		0.0
Non-current	$ 30.0		$ 0.0